Stock-based Compensation - Stock Option Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options [Roll Forward]
Balance as of Options (in shares)	140,109	78,334
Granted (in shares)	163,025	68,422
Cancelled/forfeited (in shares)	(1)	(6,647)
Balance as of Options (in shares)	303,133	140,109	78,334
Vested and expected to vest (in shares)	278,083	133,810
Exercisable (in shares)	84,908	72,843
Weighted Average Exercise Price [Roll Forward]
Balance as of Weighted Average Exercise Price (in dollars per share)	$ 37.48	$ 68.16
Granted (in dollars per share)	2.03	5
Cancelled/forfeited (in dollars per share)	289,125	283.76
Balance as of Weighted Average Exercise Price (in dollars per share)	17.46	37.48	$ 68.16
Vested and expected to vest (in dollars per share)	18.64	38.62
Exercisable	$ 50.13	$ 60.17
Weighted Average Remaining Contractual Life (years) [Roll Forward]
Balance as of Weighted Average Remaining Contractual Life (years)	8 years 11 months 8 days	8 years 25 days	8 years
Vested and expected to vest	8 years 10 months 13 days	8 years 7 days
Exercisable	7 years 4 months 13 days	7 years 4 months 28 days
Aggregated Intrinsic Value [Roll Forward]
Balance as of Aggregated Intrinsic Value	$ 7,600	$ 7,000
Vested and expected to vest	6,800
Exercisable	$ 500	$ 6,000